FINANCE LEASE RECEIVABLES	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Finance Lease Receivables
FINANCE LEASE RECEIVABLES

NOTE 5 — FINANCE LEASE RECEIVABLES

As of March 31, 2025 and December 31, 2024, finance lease receivables consist of the following:

	March 31, 2025	December 31, 2024
Future minimum lease payments receivable	$17,976,334	$14,427,511
Estimated residual value	—	—
Gross finance lease receivables	17,976,334	14,427,511
Less: unearned interest income	(46,844)	(37,344)
Finance lease receivables	$17,929,490	$14,390,167
Finance lease receivables, current	$7,281,088	$5,992,585
Finance lease receivables, non-current	$10,648,402	$8,397,582

As of March 31, 2025, maturities of the Company’s gross finance lease receivables are as follows:

Years ending December 31,
Remaining of 2025	$5,256,988
2026	7,564,573
2027	4,993,986
2028	160,787
2029 and thereafter	—
Total	$17,976,334

SBC MEDICAL GROUP HOLDINGS INCORPORATED
NOTES TO UNAUDITED CONSOLIDATED FINANCIAL STATEMENTS

NOTE 7 — FINANCE LEASE RECEIVABLES

As of December 31, 2024 and 2023, finance lease receivables consist of the following:

	December 31, 2024	December 31, 2023
Future minimum lease payments receivable	$14,427,511	$9,586,741
Estimated residual value	—	—
Gross finance lease receivables	14,427,511	9,586,741
Less: unearned interest income	(37,344)	(22,688)
Finance lease receivables	$14,390,167	$9,564,053
Finance lease receivables, current	$5,992,585	$6,143,564
Finance lease receivables, non-current	$8,397,582	$3,420,489

As of December 31, 2024, maturities of the Company’s gross finance lease receivables are as follow:

Years ending December 31,
2025	$6,000,609
2026	5,505,139
2027	2,921,763
Thereafter	—
Total	$14,427,511